ALLIANCE MUNICIPAL TRUST -VIRGINIA PORTFOLIO

ALLIANCE CAPITAL



SEMI-ANNUAL REPORT
DECEMBER 31, 1998
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1998 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY(A)                             YIELD            VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-92.1%
          VIRGINIA-92.1%
          ALEXANDRIA IDR
          (Supervisors/Curriculum)
          VRDN
$5,710    7/01/22 (b)                              4.00%   $   5,710,000
          AMELIA COUNTY IDA
          (Chambers Waste
          Systems, Inc)
          AMT VRDN
 4,990    7/01/07 (b)                              4.15        4,990,000
          ARLINGTON COUNTY
          (Ballston Public Parking
          Facility Project)
          Series '84 VRDN
 5,400    8/01/17 (b)                              3.85        5,400,000
          BOTETOURT COUNTY IDA
          (Emkay Holdings L.L.C.
          Project)
          Series '95
          AMT VRDN
 5,672    10/01/05 (b)                             4.10        5,671,500
          BOTETOURT COUNTY IDA
          (Virginia Forge Co.
          Project)
          Series '96
          AMT VRDN
 1,000    7/01/11 (b)                              4.05        1,000,000
          BRISTOL IDA
          (Bristol Health Care
          Center)
          Series '86 VRDN
 2,085    6/01/10 (b)                              5.00        2,085,000
          CAMPBELL COUNTY PCR
          (Georgia Pacific Power)
          AMT VRDN
 3,000    12/01/19 (b)                             4.10        3,000,000
          CHARLES CITY IDA
          (Chambers Dev. of VA,
          Inc.)
          Series '89
          AMT VRDN
 1,100    10/01/04 (b)                             4.15        1,100,000
          CHARLES CITY IDA
          (Chambers Dev. of VA,
          Inc.)
          Series '96
          AMT VRDN
 1,500    4/01/16 (b)                              4.15        1,500,000
          CHESAPEAKE GO
          (Public Improvement)
          Series '90
 2,700    7/01/99                                  3.00        2,776,808
          CHESAPEAKE IDA
          (LTD Associates)
          VRDN
 1,770    3/01/11 (b)                              4.05        1,770,000
          CHESTERFIELD COUNTY IDA
          (Philip Morris Co.)
          VRDN
 6,000    4/01/09 (b)                              4.10        6,000,000
          FAIRFAX COUNTY GO
          Public Improvement
          Series A
 1,700    6/01/99                                  5.00        1,713,884
          FAIRFAX COUNTY IDA
          HOSPITAL REVENUE
          (Fairfax Hospital
          Systems)
          Series '88A VRDN
 1,695    10/01/25 (b)                             4.00        1,695,000
          FLUVANNA COUNTY IDA
          (Edgecomb Metals Co.)
          VRDN
 2,100    12/01/09 (b)                             4.00        2,100,000
          HAMPTON
          REDEVELOPMENT HFA
          (TWP Apts. Project)
          Series '98 VRDN
 3,300    2/01/28 (b)                              4.00        3,300,000
          HAMPTON ROADS JAIL
          AUTHORITY
          Regional Jail Fac.
          Series '96B VRDN
 4,600    7/01/16 (b)                              4.00        4,600,000
          HAMPTON ROADS
          SANITATION DISTRICT
          VIRGINIA
          (Sewer Rev.)
          Series '89
 2,360    7/01/99                                  3.73        2,398,422
          HENRICO COUNTY HEALTH
          FACILITY REVENUE
          (Hermitage)
          Series '98 VRDN
 3,500    8/01/23 (b)                              4.05        3,500,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY(A)                             YIELD            VALUE
-------------------------------------------------------------------------
          HENRICO COUNTY IDA
          (White Oak
          Semiconductor-A)
          AMT VRDN
$6,000    10/01/27 (b)                             4.20%   $   6,000,000
          HENRICO COUNTY IDA
          (White Oak
          Semiconductor-B)
          AMT VRDN
 3,000    10/01/27 (b)                             4.20        3,000,000
          HENRY COUNTY IDA
          (Amfibe, Inc. Project)
          Series '98
          AMT VRDN
 3,000    1/01/13 (b)                              4.15        3,000,000
          JAMES CITY IDR
          (Greystone of Virginia,
          Inc.)
          Series '98
          AMT VRDN
 6,500    9/01/08 (b)                              4.20        6,500,000
          KING GEORGE COUNTY IDA
          (Birchwood Power
          Partners)
          AMT VRDN
 1,700    4/01/26 (b)                              5.20        1,700,000
          KING GEORGE COUNTY IDA
          (Birchwood Power
          Project)
          Series '94A
          AMT VRDN
 2,400    10/01/24 (b)                             5.15        2,400,000
          KING GEORGE COUNTY IDA
          (Garnet of VA, Inc.)
          Series '96
          AMT VRDN
 800      9/01/21 (b)                              4.05          800,000
          LOUDOUN COUNTY IDA
          Residential Care Facility:
          (Falcons Landing Project)
          Series '98 VRDN
 7,000    11/01/28 (b)                             3.90        7,000,000
          LOUDOWN COUNTY IDA
          (Kinder-Care Learning
          Centers)
          Series A VRDN
 394      6/01/02 (b)                              4.30          394,000
          LOUISA COUNTY IDA
          Series '95 VRDN
 2,145    1/01/20 (b)                              4.05        2,145,000
          NORFOLK GO
          Series A
 1,680    2/01/99                                  3.78        1,681,675
          NORFOLK IDA
          (Children Hospital of
          King's Daughter Project)
          Series '98 VRDN
 2,000    9/01/05 (b)                              4.05        2,000,000
          PORTSMOUTH IDA
          (Fairwood Homes
          Project)
          Series A VRDN
 3,705    11/01/27 (b)                             4.05        3,705,000
          RICHMOND
          REDEVELOPMENT MFHR
          (Tobacco Row)
          Series '89B-2
          AMT VRDN
 1,000    10/01/24 (b)                             4.35        1,000,000
          RICHMOND
          REDEVELOPMENT MFHR
          (Tobacco Row)
          Series '89B-8
          AMT VRDN
 3,555    10/01/24 (b)                             4.35        3,555,000
          SMYTHE COUNTY IDA
          (Summit Products
          Project)
          AMT VRDN
 800      3/01/06 (b)                              4.15          800,000
          VIRGINIA BEACH
          DEVELOPMENT AUTHORITY
          (Kinder-Care Learning
          Centers)
          Series D VRDN
 866      10/01/00 (b)                             4.30          866,000
          VIRGINIA BEACH GO
 1,000    2/01/99                                  3.60        1,001,526
          VIRGINIA BEACH MFHR
          (Dam Neck Square Apts.)
          Series '97 VRDN
 900      2/01/17 (b)                              4.05          900,000
          VIRGINIA HDA
          Series G
          Subseries G-1 AMT
 4,700    7/01/99                                  3.20        4,751,346
                                                           -------------

          Total Municipal Bonds
          (amortized cost
          $113,510,161)                                      113,510,161


2


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
AMOUNT
(000)     SECURITY(A)                             YIELD            VALUE
-------------------------------------------------------------------------
          COMMERCIAL PAPER-6.9%
          VIRGINIA-6.9%
          LOUISA IDA PCR
          (Virginia Electric &
          Power Co.)
          Series '85
$4,000    1/15/99                                  3.30%   $   4,000,000
          PENNINSULA PORT
          AUTHORITY
          (CSX Transportation,
          Inc.)
          Series '92
 4,450    2/01/99                                  3.10        4,450,000
                                                           -------------

          Total Commercial Paper
          (amortized cost
          $8,450,000)                                          8,450,000

          TOTAL INVESTMENTS-99.0%
          (amortized cost
          $121,960,161)                                      121,960,161
          Other assets less
          liabilities-1.0%                                     1,289,844
                                                           -------------

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          123,258,030 shares
          outstanding)                                     $ 123,250,005


(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT    Alternative Minimum Tax
     GO     General Obligation
     HDA    Housing Development Authority
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDR    Industrial Development Revenue
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue

     See notes to financial statements.


3


STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 2,291,685

EXPENSES
  Advisory fee (Note B)                            $   331,129
  Distribution assistance and administrative
    service (Note C)                                   278,546
  Custodian fees                                        35,510
  Transfer agency (Note B)                              23,018
  Printing                                               6,135
  Audit and legal fees                                   6,134
  Registration fees                                      2,952
  Trustees' fees                                         1,227
  Amortization of organization expense                     857
  Miscellaneous                                            829
  Total expenses                                       686,337
  Less: expense reimbursement                          (24,079)
  Net expenses                                                         662,258

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 1,629,427



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                             SIX MONTHS ENDED
                                             DECEMBER 31, 1998    YEAR ENDED
                                                (UNAUDITED)      JUNE 30, 1998
                                             -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                        $   1,629,427     $   3,123,359

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (1,629,427)       (3,123,359)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                  (571,983)       45,046,894
  Total increase (decrease)                         (571,983)       45,046,894

NET ASSETS
  Beginning of year                              123,821,988        78,775,094
  End of period                                $ 123,250,005     $ 123,821,988


See notes to financial statements.


4


NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998 (UNAUDITED)     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1998, the reimbursement amounted to $24,079.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 1998.


5


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1998, the distribution fee amounted to $165,565. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1998, such payments by the Portfolio amounted to $112,981, of which $46,000 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005.


NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1998, capital paid-in aggregated $123,258,030. Transactions, all at $1.00 per share, were as follows:

                                           SIX MONTHS ENDED      YEAR ENDED
                                           DECEMBER 31, 1998      JUNE 30,
                                              (UNAUDITED)           1998
                                           -----------------   ---------------
Shares sold                                    103,040,727       278,295,208
Shares issued on reinvestments
  of dividends                                   1,629,427         3,123,359
Shares redeemed                               (105,242,137)     (236,371,673)
Net increase (decrease)                           (571,983)       45,046,894


6


FINANCIAL HIGHLIGHTS              ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS                                          OCTOBER 25,
                                               ENDED                                              1994(A)
                                            DECEMBER 31,          YEAR ENDED JUNE 30,            THROUGH
                                               1998      -------------------------------------   JUNE 30,
                                            (UNAUDITED)     1998         1997         1996         1995
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .012         .029         .028         .029         .023

LESS: DIVIDENDS
Dividends from net investment income           (.012)       (.029)       (.028)       (.029)       (.023)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                               2.43%(d)     2.90%        2.83%        2.97%        3.48%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $123,250     $123,822      $78,775      $89,557      $66,921
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(d)      .93%         .80%         .78%         .44%(d)
  Expenses, before waivers and
    reimbursements                              1.04%(d)     1.03%        1.15%        1.15%        1.30%(d)
  Net investment income (b)                     2.46%(d)     2.86%        2.78%        2.91%        3.48%(d)


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


7


ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 1 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AVASR